Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Fair Value Measurements

5.Fair Value Measurements

The Group’s financial instruments include cash equivalents, short-term deposits, available-for-sale securities, accounts receivables, prepaid expenses and other current assets, other non-current assets, accounts payable, accrued expenses and other current liabilities, and accrued expenses and other liabilities, non-current portion. The carrying value of the Company’s short-term financial instruments approximates their fair value because of their short maturities. The carrying value of other non-current assets and accrued expenses and other liabilities, non-current portion approximates their fair value because the change in fair value after considering discount rate is considered immaterial.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). It establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs. The hierarchy is as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group engaged independent valuation specialists to assist them in determining the fair value of equity issued (including share options) and the goodwill and intangible assets arising from the Group’s business combination.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measured and reported on its consolidated balance sheet at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2014
Cash equivalents	196,810	—	196,810	—
Short-term deposits	239,466	—	239,466	—
Available-for-sale securities	15,715	—	15,715	—
As of December 31, 2015
Cash equivalents	297,500	—	297,500	—
Short-term deposits	20,000	—	20,000	—
Available-for-sale securities	341,348	—	341,348	—

Cash equivalents and short-term deposits: The Group’s cash equivalents and short term deposits mainly consist of time deposits placed with banks. The Group measures cash equivalents and short term deposits at fair value based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally there are no quoted prices in active markets for identical time deposits at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Available-for-sale securities: The Group measures available-for-sale securities at fair value. To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group refers to the quoted rate of return provided by the investment company at the end of each period. The Group classifies the valuation techniques as Level 2 of fair value measurement.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables: Accounts receivable and prepaid expenses and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Group estimates fair values of short-term receivables and payables and classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Non-current assets and non-current liabilities : Non-current assets of receivables for rental deposits is a financial asset with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. Accrued expenses and other liabilities, non-current portion is a financial liability with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. The Group estimated fair values of non-current assets and non-current liabilities using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.